Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 8,814	¥ 12,556
Additions: Initial credit impairments	1,183	713
Additions: Subsequent credit impairments	40	310
Reductions: Securities sold or matured	(1,894)	(4,538)
Balance at end of period	¥ 8,143	¥ 9,041